Borrowings (Details 2) In Thousands, unless otherwise specified				1 Months Ended															1 Months Ended														1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended			1 Months Ended				1 Months Ended					1 Months Ended				0 Months Ended				1 Months Ended					1 Months Ended				1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Zhongyuan Trust Ltd. Yingli China USD ($)	Dec. 31, 2013 Zhongyuan Trust Ltd. Yingli China CNY	Dec. 31, 2013 Secured loans China Development Bank USD ($)	Dec. 31, 2013 Secured loans China Development Bank CNY	Dec. 31, 2012 Secured loans China Development Bank CNY	Dec. 31, 2012 Unsecured loans CNY	Dec. 31, 2013 Bank borrowings guaranteed by related parties USD ($)	Dec. 31, 2013 Bank borrowings guaranteed by related parties CNY	Dec. 31, 2012 Bank borrowings guaranteed by related parties CNY	Dec. 31, 2013 Bank borrowings secured by multiple assets USD ($)	Dec. 31, 2013 Bank borrowings secured by multiple assets CNY	Dec. 31, 2012 Bank borrowings secured by multiple assets CNY	Dec. 31, 2013 Bank borrowings guaranteed by property, plant and equipment USD ($)	Dec. 31, 2013 Bank borrowings guaranteed by property, plant and equipment CNY	Dec. 31, 2012 Bank borrowings guaranteed by property, plant and equipment CNY
Mar. 31, 2010
Bank borrowings at an interest rate of 6- month LIBOR plus 3%
DEG - Deutsche Investitions - und Entwicklungsgesellschaft mbH, Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden N.V. and Societe de Promotion et Participation. pour la Cooperation Economique
Tianwei Yingli
USD ($)

Sep. 30, 2008
Bank borrowings at an interest rate of 6- month LIBOR plus 3%
DEG - Deutsche Investitions - und Entwicklungsgesellschaft mbH, Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden N.V. and Societe de Promotion et Participation. pour la Cooperation Economique
Tianwei Yingli
USD ($)
																					Dec. 31, 2009 Bank borrowings at an interest rate of 6-month LIBOR plus 6% China Development Bank Yingli China USD ($)	Dec. 31, 2008 Bank borrowings at an interest rate of 6-month LIBOR plus 6% China Development Bank Yingli China USD ($)	May 31, 2010 Bank borrowings at an interest rate of 12- month LIBOR plus 1.7% Luso International Banking Ltd. Tianwei Yingli USD ($)	Aug. 31, 2011 Bank borrowings at an interest rate of 5.76% Industrial and Commercial Bank of China Limited Hainan Yingli CNY	May 31, 2010 Bank borrowings at an interest rate of 5.76% Industrial and Commercial Bank of China Limited Hainan Yingli CNY	Jun. 30, 2011 Bank borrowings at a floating interest rate of five - year Renminbi benchmark loan rates plus an additional surcharge of 2.5% Bank of Communications Co., Ltd Hainan Yingli CNY	Jun. 30, 2010 Bank borrowings at a floating interest rate of five - year Renminbi benchmark loan rates plus an additional surcharge of 2.5% Bank of Communications Co., Ltd Hainan Yingli CNY	Nov. 30, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Hainan Yingli USD ($)	Dec. 31, 2013 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Hainan Yingli USD ($)	Dec. 31, 2013 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Hainan Yingli CNY	May 31, 2013 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Hainan Yingli CNY	Dec. 31, 2012 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Hainan Yingli CNY	Oct. 31, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli New Energy Resources Co., Ltd. CNY	Dec. 31, 2013 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli New Energy Resources Co., Ltd. USD ($)	Dec. 31, 2013 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli New Energy Resources Co., Ltd. CNY	Dec. 31, 2012 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli New Energy Resources Co., Ltd. CNY	Jul. 31, 2010 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates Export - Import Bank of China Yingli China CNY	Feb. 28, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Hainan Yingli CNY	Dec. 31, 2013 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Hainan Yingli USD ($)	Dec. 31, 2013 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Hainan Yingli CNY	Aug. 31, 2010 Bank borrowings at an interest rate applicable to Export Seller's Credit Export - Import Bank of China Tianwei Yingli CNY	Mar. 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 10% China Communications Bank Yingli China CNY	Dec. 31, 2013 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 10% China Communications Bank Yingli China USD ($)	Dec. 31, 2013 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 10% China Communications Bank Yingli China CNY	May 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% Bank of China and China Citic Bank Yingli China CNY	Dec. 31, 2013 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% Bank of China and China Citic Bank Yingli China USD ($)	Dec. 31, 2013 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% Bank of China and China Citic Bank Yingli China CNY	Apr. 30, 2013 Bank borrowings at an interest rate of 6-month LIBOR plus 520 basis points China Development Bank Yingli China USD ($)	Apr. 30, 2013 Bank borrowings at an interest rate of 6-month LIBOR plus 520 basis points China Development Bank Yingli China CNY	Dec. 31, 2013 Bank borrowings at an interest rate of 6-month LIBOR plus 520 basis points China Development Bank Yingli China USD ($)	Dec. 31, 2013 Bank borrowings at an interest rate of 6-month LIBOR plus 520 basis points China Development Bank Yingli China CNY	Apr. 30, 2013 Bank borrowings at an interest rate of 6-month LIBOR plus 520 basis points China Development Bank Yingli New Energy Resources Co., Ltd.	Oct. 31, 2011 Bank borrowings at an interest rate of 6-month LIBOR plus 520 basis points China Development Bank Yingli New Energy Resources Co., Ltd. USD ($)	Dec. 31, 2013 Bank borrowings at an interest rate of 6-month LIBOR plus 520 basis points China Development Bank Yingli New Energy Resources Co., Ltd. USD ($)	Dec. 31, 2013 Bank borrowings at an interest rate of 6-month LIBOR plus 520 basis points China Development Bank Yingli New Energy Resources Co., Ltd. CNY	Dec. 31, 2012 Bank borrowings at an interest rate of 6-month LIBOR plus 520 basis points China Development Bank Yingli New Energy Resources Co., Ltd. USD ($)	Mar. 31, 2012 Bank borrowings at an interest rate of three-month LIBOR plus 590 basis points China Development Bank Hainan Yingli USD ($)	Dec. 31, 2013 Bank borrowings at an interest rate of three-month LIBOR plus 590 basis points China Development Bank Hainan Yingli USD ($)	Dec. 31, 2013 Bank borrowings at an interest rate of three-month LIBOR plus 590 basis points China Development Bank Hainan Yingli CNY	Dec. 31, 2012 Bank borrowings at an interest rate of three-month LIBOR plus 590 basis points China Development Bank Hainan Yingli USD ($)	Oct. 30, 2011 Bank borrowings at an interest rate of 6.31% China Development Bank Hengshui Yingli USD ($)	Dec. 31, 2013 Bank borrowings at an interest rate of 6.31% China Development Bank Hengshui Yingli USD ($)	Dec. 31, 2013 Bank borrowings at an interest rate of 6.31% China Development Bank Hengshui Yingli CNY	Dec. 31, 2012 Bank borrowings at an interest rate of 6.31% China Development Bank Hengshui Yingli USD ($)	May 31, 2012 Bank borrowings at an interest rate of 7.76% China Development Bank Hengshui Yingli CNY	Dec. 31, 2013 Bank borrowings at an interest rate of 7.76% China Development Bank Hengshui Yingli USD ($)	Dec. 31, 2013 Bank borrowings at an interest rate of 7.76% China Development Bank Hengshui Yingli CNY	Dec. 31, 2012 Bank borrowings at an interest rate of 7.76% China Development Bank Hengshui Yingli USD ($)	Dec. 31, 2012 Bank borrowings at an interest rate of 7.76% China Development Bank Hengshui Yingli CNY	Aug. 31, 2011 Bank borrowings at an interest rate of 6.9% plus an additional surcharge of 5% CDB Leasing Co. Ltd. Fine Silicon CNY	Dec. 31, 2013 Bank borrowings at an interest rate of 6.9% plus an additional surcharge of 5% CDB Leasing Co. Ltd. Fine Silicon USD ($)	Dec. 31, 2013 Bank borrowings at an interest rate of 6.9% plus an additional surcharge of 5% CDB Leasing Co. Ltd. Fine Silicon CNY	Dec. 31, 2012 Bank borrowings at an interest rate of 6.9% plus an additional surcharge of 5% CDB Leasing Co. Ltd. Fine Silicon CNY	Dec. 31, 2013 Bank borrowings at an interest rate of 5.33% Xinjiang Tianshan Rural Commercial Bank five-year loan agreement Yingli Hutubi USD ($)	Dec. 31, 2013 Bank borrowings at an interest rate of 5.33% Xinjiang Tianshan Rural Commercial Bank five-year loan agreement Yingli Hutubi CNY	Dec. 31, 2013 Bank borrowings at an interest rate of 6.61% Xinjiang Tianshan Rural Commercial Bank six-year loan agreement Yingli Hutubi USD ($)	Dec. 31, 2013 Bank borrowings at an interest rate of 6.61% Xinjiang Tianshan Rural Commercial Bank six-year loan agreement Yingli Hutubi CNY
Borrowings
Total long-term bank debt	$ 918,166	5,558,301	5,591,980			$ 616,769	3,733,730	3,390,651	300,000	$ 140,787	852,283	549,710	$ 61,820	374,242	1,271,849	$ 98,790	598,046	79,770
Carrying value as of the balance sheet date of the portion of long-term debt not otherwise specified in the taxonomy that is scheduled to be repaid within one year or the normal operating cycle, if longer	(239,526)	(1,450,018)	(1,515,524)
Total long-term borrowings	678,640	4,108,283	4,076,456
Amount of loan agreement				33,038	200,000															75,000		70,000	20,000		180,000		220,000	900,000			282,150		350,000				500,000	400,000			1,000,000	1,000,000			1,160,000			55,000	332,954				100,000				135,000				50,000				255,000					500,000					22,500		55,000
Interest rate (as a percent)				9.725%	9.725%																				5.76%																																				6.31%				7.76%					6.90%				5.33%	5.33%	6.61%	6.61%
Maturity period				14 months	14 months															5 years		8 years	3 years		5 years		5 years	8 years					8 years				5 years	5 years			2 years	45 months			42 months			3 years	3 years				8 years				7 years				8 years				8 years					5 years				5 years	5 years	6 years	6 years
Basis of interest rate																				6-month LIBOR		6-month LIBOR	12-month LIBOR				interest rate of five-year Renminbi benchmark loan	interest rate of five-year Renminbi benchmark loan rate					interest rate of five-year Renminbi benchmark loan				interest rate of five-year Renminbi benchmark loan	interest rate of five-year Renminbi benchmark loan				interest rate of three to five-year Renminbi benchmark loan			interest rate of three to five-year Renminbi benchmark loan							6-month LIBOR	6-month LIBOR				three-month LIBOR
Basis spread (as a percent)																				3.00%		6.00%	1.70%				2.50%															10.00%			5.00%							5.20%	5.20%				5.90%													5.00%
Amount of principal repayable in installment																			9,375					20,000		55,000
Amount of principal repayable in installment																					8,000
Amount of principal repayable in installment for the remaining six years																					9,000
Amount withdrawn				33,038	200,000																								195,277	1,182,150		900,000		57,816	350,000	350,000			60,789	368,000			60,703	367,480		79,456	481,000			55,000	332,954			100,000	605,370	80,000		135,000	817,250	117,000		50,000	302,685	47,418		42,123	255,000	42,123	255,000		82,594	500,000	100,000	3,717	22,500	9,085	55,000
Solar panels market value																																																																												11,365	68,800
Aggregate maturities of long-term debt
2014	239,526	1,450,018																																			70,000
2015	206,995	1,253,087																																			140,000
2016	202,525	1,226,028																																			170,000
2017	96,724	585,538																																			120,000
2018	99,567	602,747
Thereafter	72,828	440,883
Total	$ 918,165	5,558,301